Schedule of Non controlling Interest (Details) (Parenthetical)	Jun. 30, 2026
Drykon Maritime Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest percentage	40.00%
Accuship Maritme Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest percentage	40.00%